S000026479 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Universal Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.50%	6.44%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	7.56%	4.52%	6.08%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.42%	1.78%	3.29%
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.42%	2.24%	3.44%